Property, plant and equipment - Detail net of accumulated depreciation and impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	$ 486,247	$ 554,914
Additions	19,920	47,450
Disposals and other	(5,840)	(1,666)
Transfers from/(to) other accounts	(2,153)
Exchange differences	3,222	(18,484)
Transfer to assets and disposal groups classified as held for sale		(1,067)
Property, plant and equipment at end of the year	501,396	486,247
High Purity Quartz Purchase Price Allocated To Land And Buildings	2,700
Total High Purity Quartz Purchase Price	11,000
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Additions	118,642	90,383
Gross carrying amount | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	175,490	197,214
Additions	2,886	3,170
Disposals and other	(1,743)
Transfers from/(to) other accounts	1,289	505
Exchange differences	3,115	(7,291)
Transfer to assets and disposal groups classified as held for sale		(18,108)
Property, plant and equipment at end of the year	181,037	175,490
Gross carrying amount | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	1,122,855	1,202,624
Additions	11,263	15,329
Disposals and other	(19,621)	(18,544)
Transfers from/(to) other accounts	69,560	28,295
Exchange differences	13,405	(48,278)
Transfer to assets and disposal groups classified as held for sale		(56,571)
Property, plant and equipment at end of the year	1,197,462	1,122,855
Gross carrying amount | Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	8,690	7,479
Additions	118	2,883
Disposals and other	(1,051)	(122)
Transfers from/(to) other accounts	(376)	(349)
Exchange differences	(176)	(731)
Transfer to assets and disposal groups classified as held for sale		(470)
Property, plant and equipment at end of the year	7,205	8,690
Gross carrying amount | Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	133,073	113,962
Additions	81,457	59,532
Disposals and other	(128)	(595)
Transfers from/(to) other accounts	(73,312)	(33,485)
Exchange differences	4,116	(6,021)
Transfer to assets and disposal groups classified as held for sale		(320)
Property, plant and equipment at end of the year	145,206	133,073
Gross carrying amount | Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	58,804	59,019
Additions	8,550
Exchange differences	(263)	(215)
Property, plant and equipment at end of the year	67,091	58,804
Gross carrying amount | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	34,207	33,589
Additions		131
Transfers from/(to) other accounts	61	1,212
Exchange differences	(562)	(725)
Property, plant and equipment at end of the year	33,706	34,207
Gross carrying amount | Other Items of Leased Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	31,358	27,762
Additions	9,623	4,624
Disposals and other	(766)
Transfers from/(to) other accounts	767
Exchange differences	332	(1,028)
Property, plant and equipment at end of the year	41,314	31,358
Gross carrying amount | Other Items of Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	21,245	17,156
Additions	4,660	4,714
Disposals and other	(470)
Transfers from/(to) other accounts	2
Exchange differences	634	(625)
Property, plant and equipment at end of the year	26,071	21,245
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(922,951)	(962,078)
Additions	(72,869)	(80,834)
Disposals and other	12,970	17,685
Transfers from/(to) other accounts		3,822
Exchange differences	(14,276)	42,157
Transfer to assets and disposal groups classified as held for sale		56,297
Property, plant and equipment at end of the year	(997,126)	(922,951)
Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(176,522)	(141,811)
Additions	(25,768)	(56,999)
Disposals and other	4,969	90
Transfers from/(to) other accounts	(144)
Exchange differences	(3,103)	4,273
Transfer to assets and disposal groups classified as held for sale		18,105
Property, plant and equipment at end of the year	$ (200,568)	$ (176,522)